Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022		Mar. 31, 2021
Goodwill [Line Items]
Beginning balance		$ 3,650,037		$ 3,481,816
Additions during the period		284,239	[1]	23,077	[2]
Purchase price accounting adjustments	[3]	(1,687)
Impairment		1,205,731
Foreign exchange		(14,049)		(27,364)
Ending balance		2,712,809		3,477,529
US Acquiring
Goodwill [Line Items]
Beginning balance		1,525,135		1,503,307
Additions during the period		0	[1]	23,077	[2]
Purchase price accounting adjustments	[3]	0
Impairment		(613,003)
Foreign exchange		0		0
Ending balance		912,132		1,526,384
Digital Commerce
Goodwill [Line Items]
Beginning balance		2,124,902		1,978,509
Additions during the period		284,239	[1]	0	[2]
Purchase price accounting adjustments	[3]	(1,687)
Impairment		(592,728)
Foreign exchange		(14,049)		(27,364)
Ending balance		$ 1,800,677		$ 1,951,145

[1]	Additions to goodwill within the Digital Commerce segment in the current period relate to the acquisition of SaftPay Inc. (“Safetypay”) (See Note 10).
[2]	Additions to goodwill within the US Acquiring segment in the prior year relate to the acquisition of International Card Services ("ICS").
[3]	Purchase price adjustments relate to changes in estimates of certain assets or liabilities acquired in business combinations that were completed within one year prior to March 31, 2022.